Net Interest Income and Average Balance Sheet and Interest Rates - Calculation of variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Average balance sheet and interest rates
Interest income - Change due to volume	$ 1,087	$ 645
Interest income - Change due to rate	19,414	328
Total change in interest income	20,501	973
Interest expense - Change due to volume	624	430
Interest expense - Change due to rate	18,721	240
Total change in interest expense	19,345	670
Net interest income - Change due to volume	463	215
Net interest income - Change due to rate	693	88
Total change in net interest income	1,156	303
Australia
Average balance sheet and interest rates
Net interest income - Change due to volume	348	208
Net interest income - Change due to rate	58	(192)
Total change in net interest income	406	16
Australia | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	137	106
Interest expense - Change due to rate	11,158	743
Total change in interest expense	11,295	849
Australia | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	23	(3)
Interest expense - Change due to rate	900	184
Total change in interest expense	923	181
Australia | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	41	5
Interest expense - Change due to rate	2,286	311
Total change in interest expense	2,327	316
Australia | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	34	37
Interest expense - Change due to rate	4,059	218
Total change in interest expense	4,093	255
Australia | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	39	67
Interest expense - Change due to rate	3,913	30
Total change in interest expense	3,952	97
Australia | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	(17)
Interest expense - Change due to rate	222	55
Total change in interest expense	205	55
Australia | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	84	136
Interest expense - Change due to rate	295	44
Total change in interest expense	379	180
Australia | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	297	127
Interest expense - Change due to rate	4,385	(1,055)
Total change in interest expense	4,682	(928)
Australia | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	747	743
Interest income - Change due to rate	11,723	(945)
Total change in interest income	12,470	(202)
Australia | Loans | Housing
Average balance sheet and interest rates
Interest income - Change due to volume	492	468
Interest income - Change due to rate	7,297	(947)
Total change in interest income	7,789	(479)
Australia | Loans | Personal
Average balance sheet and interest rates
Interest income - Change due to volume	46	49
Interest income - Change due to rate	(129)	(262)
Total change in interest income	(83)	(213)
Australia | Loans | Business
Average balance sheet and interest rates
Interest income - Change due to volume	209	226
Interest income - Change due to rate	4,555	264
Total change in interest income	4,764	490
Australia | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	101	6
Interest income - Change due to rate	507	113
Total change in interest income	608	119
Australia | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	(65)	(152)
Interest income - Change due to rate	902	33
Total change in interest income	837	(119)
Australia | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	72	2
Interest income - Change due to rate	2,986	394
Total change in interest income	3,058	396
Australia | Assets held for sale
Average balance sheet and interest rates
Interest income - Change due to volume	(6)	(22)
Total change in interest income	(6)	(22)
New Zealand
Average balance sheet and interest rates
Net interest income - Change due to volume	17	49
Net interest income - Change due to rate	344	193
Total change in net interest income	361	242
New Zealand | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	41	5
Interest expense - Change due to rate	1,658	342
Total change in interest expense	1,699	347
New Zealand | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	3
Interest expense - Change due to rate	80	34
Total change in interest expense	83	34
New Zealand | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	4
Interest expense - Change due to rate	241	60
Total change in interest expense	245	60
New Zealand | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	7	1
Interest expense - Change due to rate	398	89
Total change in interest expense	405	90
New Zealand | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	27	4
Interest expense - Change due to rate	939	159
Total change in interest expense	966	163
New Zealand | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	37	6
Interest expense - Change due to rate	155	31
Total change in interest expense	192	37
New Zealand | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	39	5
Interest expense - Change due to rate	4	2
Total change in interest expense	43	7
New Zealand | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	15	30
Interest expense - Change due to rate	46	5
Total change in interest expense	61	35
New Zealand | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	111	79
Interest income - Change due to rate	1,714	389
Total change in interest income	1,825	468
New Zealand | Loans | Housing
Average balance sheet and interest rates
Interest income - Change due to volume	62	47
Interest income - Change due to rate	844	123
Total change in interest income	906	170
New Zealand | Loans | Personal
Average balance sheet and interest rates
Interest income - Change due to volume	4	4
Interest income - Change due to rate	(17)	(30)
Total change in interest income	(13)	(26)
New Zealand | Loans | Business
Average balance sheet and interest rates
Interest income - Change due to volume	45	28
Interest income - Change due to rate	887	296
Total change in interest income	932	324
New Zealand | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	4	(1)
Interest income - Change due to rate	121	49
Total change in interest income	125	48
New Zealand | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	21	8
Interest income - Change due to rate	42	3
Total change in interest income	63	11
New Zealand | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	13	9
Interest income - Change due to rate	330	132
Total change in interest income	343	141
Other overseas
Average balance sheet and interest rates
Net interest income - Change due to volume	98	(42)
Net interest income - Change due to rate	291	87
Total change in net interest income	389	45
Other overseas | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	(10)	26
Interest expense - Change due to rate	725	108
Total change in interest expense	715	134
Other overseas | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	(7)	8
Interest expense - Change due to rate	527	109
Total change in interest expense	520	117
Other overseas | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume		2
Interest expense - Change due to rate	4	(2)
Total change in interest expense	4
Other overseas | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume		3
Interest expense - Change due to rate	20
Total change in interest expense	20	3
Other overseas | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	(3)	13
Interest expense - Change due to rate	174	1
Total change in interest expense	171	14
Other overseas | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	2
Interest expense - Change due to rate	7	2
Total change in interest expense	9	2
Other overseas | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume		(10)
Total change in interest expense		(10)
Other overseas | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	(1)	(1)
Interest expense - Change due to rate	66	(37)
Total change in interest expense	65	(38)
Other overseas | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	6	(38)
Interest income - Change due to rate	185	44
Total change in interest income	191	6
Other overseas | Loans | Housing
Average balance sheet and interest rates
Interest income - Change due to volume	1	(4)
Interest income - Change due to rate	(2)	3
Total change in interest income	(1)	(1)
Other overseas | Loans | Business
Average balance sheet and interest rates
Interest income - Change due to volume	5	(34)
Interest income - Change due to rate	187	41
Total change in interest income	192	7
Other overseas | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	5	(13)
Interest income - Change due to rate	58	1
Total change in interest income	63	(12)
Other overseas | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	2	(2)
Interest income - Change due to rate	9	4
Total change in interest income	11	2
Other overseas | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	76	26
Interest income - Change due to rate	837	111
Total change in interest income	$ 913	$ 137